Income Tax	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Income Tax
11. Income Tax
Income Tax should be booked using the liability method, recognizing (as credit or debt) the tax effect of temporary differences between the accounting valuation and the tax valuation of assets and liabilities, and its subsequent charge to profit or loss for the year in which its reversion occurs, also considering the possibility of taking advantage of tax losses in the future.

11.1. Current income tax assets
Below is a breakdown of the current income tax assets disclosed in the statement of financial position:

	December 31, 2023	December 31, 2022
Advances (subsidiaries)	160,343	120,536

TOTAL	160,343	120,536

11.2. Current income tax liabilities
Below is a breakdown of the current income tax liabilities disclosed in the statement of financial position:

	December 31, 2023	December 31, 2022
Income tax provision	195,906,305	25,250,024
Advances	(3,394,693)	(2,375,376)
Collections and withholdings	(344,774)	(303,709)

TOTAL	192,166,838	22,570,939

11.3. Deferred income tax
The deferred tax assets and liabilities disclosed in the statement of financial position are as follows:

Account		Changes recognized in		As of December 31, 2023
	As of December 31, 2022	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	37,261,464	(6,884,814)	—	30,376,650	—
Provisions	39,282,173	(3,676,895)	—	35,605,278	—
Loan Commissions	3,802,371	742,644	—	4,545,015	—
Expenses capitalized for tax purpose	(15,067,625)	(1,880,788)	—	—	(16,948,413)
Property and equipment	(40,519,489)	(1,228,645)		—	(41,748,134)
Investments in debt securities and equity instruments	(43,724,517)	98,753,254	(84,922,739)	—	(29,894,002)
Inflation adjustment (see Note 11.4)	7,738,678	(6,463,673)	—	1,275,005	—
Tax loss	2,746,793	(1,488,126)	—	1,258,667	—
Others	(107,557)	107,609	—	—	52

Balance	(8,587,709)	77,980,566	(84,922,739)	73,060,615	(88,590,497)

Offsetting				(70,214,802)	70,214,802

Net				2,845,813	(18,375,695)

Account		Changes recognized in		As of December 31, 2022
	As of December 31, 2021	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities

Allowance for loan losses	38,937,416	(1,675,952)	—	37,261,464	—
Provisions	24,996,082	14,286,091	—	39,282,173	—
Loan Commissions	3,080,653	721,718	—	3,802,371	—
Expenses capitalized for tax purpose	(13,266,124)	(1,801,501)	—	—	(15,067,625)
Property and equipment	(85,554,395)	45,034,906	—	—	(40,519,489)
Investments in debt securities and equity instruments	(34,759,493)	(6,742,478)	(2,222,546)	—	(43,724,517)
Derivatives	79,271	(79,271)	—	—	—
Inflation adjustment (see Note 11.4)	22,402,235	(14,663,557)	—	7,738,678	—
Tax loss	925,268	1,821,525	—	2,746,793	—
Others	4,693	(112,250)	—	—	(107,557)

Balance	(43,154,394)	36,789,231	(2,222,546)	90,831,479	(99,419,188)

Offsetting				(86,097,600)	86,097,600

Net				4,733,879	(13,321,588)

In the consolidated financial statements, the (current and deferred) income tax assets of a Group entity will not be offset with the (current and deferred) income tax liabilities of another Group entity because they are related to income tax amounts borne by different taxpayers and also because they do not have legal rights before tax authorities to pay or receive any amounts to settle the net position.
11.4. Income tax expense
Below are the main components of the income tax benefit in the consolidated statement of comprehensive income:

	December 31, 2023	December 31, 2022	December 31, 2021
Current Tax	(234,050,896)	(28,930,128)	(1,099,384)
Deferred Tax	77,980,566	36,789,231	(33,010,768)
Over/under income tax from prior year (see Note 11.5) (1)	—	—	6,075,593

Income tax recognized in the consolidated statement of profit or loss	(156,070,330)	7,859,103	(28,034,559)

The income tax benefit for the year ended December 31, 2022 includes the effect of the claim filed before AFIP, as stated under “Inflation adjustment for tax purposes. Fiscal years 2021” of Note 11.6.
The income tax expense for the year ended December 31, 2023 includes receivables for judgments for fiscal years 2013 and 2014, as stated under “Requests for refunds. Fiscal years 2013, 2014 and 2015” of Note 11.6.

Below is a reconciliation between the tax that would result from applying the current tax rate to the result before income tax and the income tax charge recorded in results as of December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022		December 31, 2021
Profit before income tax	313,326,162	172,633,812		84,786,272
Income tax rate	35.00%	35.00%		35.00%

Income tax using the Bank’s income tax rate	109,664,157	60,421,834		29,675,195

Tax -exempt income	(1,852,963)	(462,590)		(1,724,562)
Non-deductible expenses	2,544,273	475,794		885,305
Change in tax rate (see Note 11.5)	—	—		8,956,828
Other	(38,678)	(676,528)		390,030
Net monetary inflation adjustment	418,462,439	189,143,633		120,083,431

Subtotal	528,779,228	248,902,143		158,266,227
Inflation adjustment for tax purposes (see Note 11.6)	(372,708,898)	(256,481,087)		(124,156,075)
Over/under income tax from prior year (see Note 11.6) (1)	—	(280,159)		(6,075,593)

Income tax expense	156,070,330	(7,859,103)		28,034,559

Effective tax rate	50%	(5	% )	33%

(1)	It includes an income tax charge of 5,908,256 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.6 “Income tax – inflation adjustment for fiscal year 2020”.
The income tax benefit for the year ended December 31, 2022 was calculated considering the position presented by the Entity before AFIP, as stated under “Inflation adjustment for tax purposes. Fiscal year 2021” to this Note.
The income tax charge for the year ended December 31, 2023 includes the recovery for sentences from the years 2013 and 2014, as indicated in the item “Requests for refunds. Fiscal years 2013, 2014 and 2015”.
11.5. Income Tax Corporate Rate
Law 27,630, enacted on June 16, 2021 through Decree 387/2021, set forth for fiscal years starting on or after January 1, 2021, a tax rate scale scheme of 25%, 30% and 35% to be progressively applied according to the level of taxable net income accumulated as of each fiscal year end. In these consolidated financial statements, the Entity and its subsidiaries have determined the current income tax using the progressive tax rate that is expected to be applicable to the total expected income for the year, while deferred income tax balances were measured using the progressive tax rate that is expected to be in effect when the temporary differences are reversed.
11.6. Inflation adjustment for tax purposes
Law 27,430 of Tax Reform, as amended by Laws 27,468 and 27,541, sets forth the following as regards the inflation adjustment for tax purposes, effective for fiscal years started on or after January 1, 2018:

i.
Such adjustment will be applicable in the tax year in which the percentage variation of the general consumer price index at national level (CPI) exceeds 100% in the thirty-six
months prior to the end of the reporting fiscal year;

ii.
Regarding the first, second and third fiscal years as from January 1, 2018, the procedure will be applicable in the event that the variation of such index, calculated from the beginning and until the closing of each of those fiscal years, exceeds 55%, 30% and 15% for the first, second and third years of application, respectively;

iii.
The effect of the positive or negative inflation adjustment for tax purposes, as the case may be, corresponding to the first, second and third fiscal years started on or after January 1, 2018, is charged one third in that tax period and the remaining two thirds, in equal parts, in the two immediately following tax periods;

iv.
The effect of the positive or negative inflation adjustment corresponding to the first and second tax years starting on or after January 1, 2019, is charged one-sixth
in the tax year in which the adjustment is determined and the remaining five-sixths in the immediately following tax periods; and

v.	For tax years beginning on or after January 1, 2021, 100% of the adjustment may be deducted in the year in which it is determined.
As of December 31, 2023, the parameters established by the income tax law to apply the inflation adjustment for tax purposes were met and the effects arising from the application of such adjustment as provided by law have been included when booking current and deferred income tax.
- Inflation adjustment for tax purposes. Fiscal years 2016, 2017 and 2018
On May 10, 2017, May 10, 2018 and May 13, 2019, and based on related case law, the Entity’s Board of Directors approved the filing of actions for declaratory judgment of unconstitutionality of section 39 of Law 24073, section 4 of Law 25,561, section 5 of Decree 214/02 issued by the Argentine Executive, Law 27,468 and any other regulation whereby the inflation adjustment mechanism provided for under Law 20,628, as amended, is considered not applicable due to the confiscatory effect in the specific case, for fiscal years 2016, 2017 and 2018. Consequently, the Entity filed its income tax returns for those fiscal years taking into consideration the effect of those restatement mechanisms.
The net impact of this measure on nominal values was an adjustment to the income tax assessed for the fiscal year ended December 31, 2016 in the amount of 1,185,800 (in nominal values), for fiscal year ended December 31, 2017, in the amount of 1,021,519 (in nominal values), and for fiscal year ended December 31, 2018, in the amount of 3,239,760 (in nominal values).
On June 8, 2020, the Federal Court on Administrative Matters (JCAF
12-23)
ruled upon the action for declaratory judgment filed on May 12, 2017, upholding the complaint and thus declaring that the prohibition to apply the inflation adjustment mechanism for the purposes of the income tax return filed by the Bank for fiscal period 2016 is not applicable to the case.
The appeals filed against the judgment were granted on August 6, 2020, and the case was submitted to the Appellate Court for consideration. On December 9, 2020, the Federal Appellate Court on Administrative Matters (Courtroom II) dismissed the appeals, thus confirming the judgment rendered by the court of original jurisdiction. The tax authority Administración Federal de Ingresos Públicos (“AFIP” or the “Tax Authority” or the “National Tax Authority”) filed an extraordinary appeal against the judgment, but then withdrew it through a motion filed on February 1, 2021. Accordingly, the judgment rendered by the Appellate Court in favor of the Bank’s interests became final.
On June 14, 2021, the Court of First Instance rendered judgment in respect of the action for declaratory judgment of unconstitutionality for fiscal year 2017 in favor of the Bank’s position. After appealing the judgment to the Appellate Court, the Bank filed the basis for the appeal but on September 3, 2021 the tax authority filed a brief withdrawing the appeal filed. The Appellate Court did not accept the withdrawal because the documentation submitted did not fulfill the necessary conditions.
On September 30, 2021, the Court determined that the proceedings were set for the agreement to be entered. On November 2, 2021, AFIP filed a motion ratifying the withdrawal of the appeal filed with respect to the merits of the case. On November 3, 2021 the Court ordered to proceed with the case for an agreement to be entered. Finally, on May 10, 2022, the Appellate Court considered that AFIP had withdrawn its appeal with respect to the judgment on the merits.
On October 5, 2022, the Court of First Instance rendered judgment in respect of the action for declaratory judgment of unconstitutionality for fiscal year 2018 in favor of the Bank’s position. On October 6, 2022, the tax authorities appealed the sentence. On July 11, 2023, the Bank obtained a favorable judgement from the Contentious Court Administrative and on August 8, 2023, the tax authorities filed an extraordinary appeal. On September 19, 2023, the Federal Court granted partial relief to the extraordinary appeal and submitted it to the Supreme Court. Currently, we are waiting for the Supreme Court to resolve the appeals filed by the tax authority.
Based on the foregoing, as of December 31, 2023, the Entity had no liabilities for the items referred to above.
- Inflation adjustment for tax purposes. Fiscal year 2019
As concerns fiscal year 2019, the Entity assessed its income tax liability applying the inflation adjustment for tax purposes according to the terms of the Public Emergency Law, which maintains the inflation adjustment mechanism set out under Title VI of the Income Tax Law. Nevertheless, one sixth of the resulting inflation adjustment amount should be recognized during that fiscal year, with the remaining five sixths being computed, in equal parts, over the five immediately following fiscal years. Such deferral has been recognized as a deferred tax asset.
On August 21, 2020, the Bank filed a request for refund at the administrative stage pursuant to the provisions of the first paragraph of section 81 of Law 11,683 (as compiled in 1998 and as amended) to recover the amount of 4,528,453 (in nominal values).
Upon no response from the tax authorities, on June 17, 2021 the Entity filed a motion for expedited proceedings and on November 18, 2021 a legal action was filed before the National Court on Federal Administrative Matters No. 10 (Court Clerk’s Office No. 24).
The Entity does not record assets in relation to contingent assets derived from the action filed.
- Inflation adjustment for tax purposes. Fiscal year 2020
In relation to fiscal year 2020, the Entity determined the income tax as of December 31, 2020 by applying the inflation adjustment for tax purposes in accordance with the provisions of the Public Emergency Law.
On May 26, 2021, and based on related case law, the Entity’s Board of Directors approved the filing of an action against the federal tax authorities
(AFIP-DGI)
for declaratory judgment of unconstitutionality of section 194 of the Income Tax Law (as compiled in 2019) and/or of such rules that prohibit the full application of the inflation adjustment for tax purposes, on the grounds that they would lead to the assessment of a confiscatory income tax liability for fiscal year 2020; therefore allowing the full application of the mechanism set forth in section 106, paragraphs a) through e), Title VI of the Income Tax Law in that fiscal year.
Consequently, as of December 31, 2021, the Entity accounted for an adjustment in nominal values to the income tax liability assessed for the fiscal year ended December 31, 2020 in the amount of 5,817,000 (51,991,114 in restated values), with the ensuing impact on deferred tax assets by 5,033,000 (decrease) (46,082,862 in restated values) and on the income tax expense of 784,000 (5,908,256 in restated values).
On August 15, 2023, the Court of First Instance rendered judgment in respect of the action for declaratory judgment of unconstitutionality for fiscal year 2020 in favor of the Bank’s position. On August 22, 2023, we appealed the imposition of costs, requesting that they be imposed on the losing party. On August 23, 2023, the tax authority appealed the merits of the case, requesting that the sentence be revoked.
- Inflation adjustment for tax purposes. Fiscal year 2021
On June 30, 2022, the Bank filed an administrative claim before the AFIP in order to obtain the recognition of the corrective tax return filed on June 30, 2022 with respect to the Income Tax for the 2021 tax period for 309,000 (in nominal values), on the grounds that the partial application of the correction mechanisms of the inflation adjustment under the provisions of Section 93 of the Income Tax Law is unconstitutional, since it affects the principle of reasonableness, equality, contributive capacity and confiscatory nature.

On June 6, 2023, upon no response from the tax authorities, on September 20, 2023 the Entity filed a legal action before the National Federal Administrative Litigation Court No. 1 Secretariat No. 1.
- Inflation adjustment for tax purposes. Fiscal year 2022
On June 2, 2023, the Bank filed a declaratory action of unconstitutionality before the Federal Administration of Public Revenue - General Tax Directorate
(AFIP-DGI),
in order to obtain a ruling declaring the unconstitutionality of art. 93 of the Income Tax Law (T.O. 2019) and/or the regulations that prevent the comprehensive application of the tax inflation adjustment mechanism because it entails the determination of a confiscatory income tax in the fiscal period 2022 and, consequently, it allows the comprehensive application of the mechanism for updating costs and amortization of assets provided for in articles 62 to 66, 71, 87 and 88 of the tax law.
On June 6, 2023, Court No. 9 transferred the proceedings to the prosecutor’s office to issue a ruling on jurisdiction. Once the tax report was presented on June 8, the Court declared its jurisdiction
.
- Requests for refund
s
. Fiscal years 2013, 2014 and 2015
Regarding fiscal years 2013, 2014 and 2015, the Entity assessed income tax without applying the inflation adjustment for tax purposes, consequently a higher tax was paid in the amounts of 264,257, 647,945 and 555,002 for those periods in nominal values.
Based on the grounds stated in the first paragraph “Inflation Adjustment for Tax Purposes. Fiscal Years 2016, 2017 and 2018,” on November 19, 2015, an administrative action requesting a refund for periods 2013 and 2014 was filed, and the related judicial action was filed on September 23, 2016 for both periods, given that no answer was received from AFIP.
In turn, on April 4, 2017, a request for refund was filed in relation to the higher amount of tax paid for fiscal year 2015. Likewise, on December 29, 2017, the related judicial action was filed for this fiscal year.
On October 21, 2020, the Entity was notified that the Court of First Instance on Administrative Matters No. 1 rendered judgment upholding the request for refund for fiscal year 2014. AFIP filed an appeal against such judgment before the Appellate Court.
On November 10, 2020, the Court of First Instance rendered judgment sustaining BBVA Argentina’s complaint, thereby ordering the tax authorities to refund the amount of 264,257 (nominal values) paid in excess of the income tax liability for fiscal year 2013, plus accrued interest. The National Tax Authority filed an appeal against the judgment. Finally, on May 6, 2021, the Federal Appellate Court on Administrative Matters (Courtroom I) confirmed the appealed judgment on the merits, therefore dismissing the appeal brought by the national tax authorities.
On April 27, 2021, the Appellate Court rendered judgment in favor of the Bank concerning the refund of income tax for fiscal year 2014. In its judgment, the Appellate Court substantially confirmed the judgment rendered by the Court of First Instance on the merits, upholding the confiscatory nature of the tax.
The National Tax Authority brought extraordinary appeals against both judgments, and the Appellate Court has rejected such appeal with respect to the claims of arbitrariness and serious institutional implications. The proceedings are being handled by the Supreme Court.
On June 28, 2022, the Federal Appellate Court on Administrative Matters (Courtroom VII) rendered judgment in favor of the Bank as regards the recovery of the income tax for tax period 2015 and AFIP appealed such judgment.
On July 12, 2023, the Bank obtanined a favorable court ruling from the Supreme Court of Justice for fiscal year 2014, rejecting the extraordinary appeal and the complaint presented by the Treasury. In this way, the favorable rulings of the previous instances that recognized the Bank’s claim o
f
647,946
(in nominal values) plus interest calculated according to the average monthly deposit rate published by the BCRA remain firm.

On August 7, 2023, the Entity was notified of the ruling handed down by the Supreme Court of Justice regarding the fiscal year 2013, rejecting the extraordinary appeal and the complaint presented by the Treasury, leaving the favorable rulings of the previous instances that recognized the Bank’s claim of
264,257
(in nominal values) for said period plus interest, the monthly passive rate of the BCRA must be applied until July 31, 2019, and as of August 1, 2019, the monthly effective rate published by the AFIP, in compliance of Resolution MH 598/19; all this until the cash payment. The settlement was presented in the file.
With respect to the 2013 fiscal period, on December 27, 2023, the tax authority deposited in a bank account of the
E
ntity 1,037,484 corresponding to 264,257 in capital and 773,227 as a capital update and interests.
As a consequence of the favorable rulings of the Supreme Court of Justice, and the collection of one of these cases, the Entity has recorded a credit of 8,083,923 as of December 31, 2023.
On October 25, 2023, the Bank obtained a favorable judgement from the Appellate Contentious Court regarding the refund of the income tax due to the application of the tax inflation adjustment in 2015, confirming the first instance ruling.
Both the tax authority and the Entity filed extraordinary appeals. Currently, the file is being processed to resolve the appeals presented.